Revenues from mining operations (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 229,038	[1]	$ 232,371
Sales revenue from silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	42,450
Sales revenue from copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	88,128
Sales revenue from lead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	28,073
Sales revenue from zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	58,163
Sales revenue from gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 12,224

[1]	Includes provisional pricing adjustments of: $216 for Bolivar
[2]	Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.